ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

Business

Starbox Group Holdings Ltd., through its subsidiaries (“Starbox Group” or the “Company”), is engaged in connecting retail merchants with individual online and offline shoppers (“retail shoppers”) to facilitate transactions through cash rebates offered by retail merchants, providing digital advertising services to retail merchants, and providing payment solution services to merchants. The Company has also expanded its business to marketing and software development sectors, as well as online and offline advertisement services to business clients. The Company’s current principal operations and geographic markets are substantially located in Malaysia.

Organization

Starbox Group was incorporated as an exempted company limited by shares under the laws of the Cayman Islands on September 13, 2021.

Prior to the reorganization on May 23, 2023 described below, Starbox Group owned 100% of the equity interests in Starbox Holdings Berhad (“Starbox Berhad”), a limited liability company formed under the laws of Malaysia on July 24, 2019.

Starbox Group and Starbox Berhad are currently not engaged in any active business operations and are merely acting as holding companies.

Starbox Berhad owns 100% of the equity interests in the following entities: (i) StarboxTV Sdn. Bhd. (“StarboxSB”) formed in Kuala Lumpur, Malaysia, on July 23, 2019 to provide digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development services; (ii) Starbox Rebates Sdn. Bhd. (“StarboxGB”) formed in Kuala Lumpur, Malaysia, on July 24, 2019 to facilitate online and offline transactions between retail shoppers and retail merchants through cash rebate programs offered by retail merchants, provide comprehensive marketing services, and software development services; effective on August 17, 2023, Starbox Rebates Sdn. Bhd. changed its name to Starbox Technologies Sdn. Bhd; and (iii) Paybats Sdn. Bhd. (“StarboxPB”) formed in Kuala Lumpur, Malaysia, on May 21, 2019 to provide payment solution services to merchants.

Reorganization

A reorganization of the Company’s legal structure was completed on November 17, 2021. The reorganization involved the incorporation of Starbox Group, and the transfer of 100% of the equity interests in Starbox Berhad and its subsidiaries from its original shareholders to Starbox Group. Consequently, Starbox Group became the ultimate holding company of all other entities mentioned above.

The reorganization on November 17, 2021 has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

On May 23, 2023, Starbox Group completed a further reorganization. The reorganization consisted of (i) the acquisitions of Starbox International Ltd., a British Virgin Islands company (“Starbox International”), and Starbox Global Ltd., a British Virgin Islands company (“Starbox Global”), both of which became wholly owned by the Company (the acquisitions of Starbox International and Starbox Global, collectively, the “Starbox Acquisitions”), and (ii) share transfer transactions between the Company and Starbox International, in which the Company transferred all of the issued share capital in Starbox Berhad to Starbox International in exchange for RM1.00. On April 19, 2023, in connection with the Starbox Acquisitions, the Company entered into two share transfer agreements with Choo Keam Hui, whereby Choo Keam Hui transferred 50,000 shares of US$1.00 par value each in the capital of Starbox International to the Company, and Choo Keam Hui transferred 50,000 shares of US$1.00 par value each in the capital of Starbox Global to the Company.

The reorganization on May 23, 2023 has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

On June 26, 2023, the Company, as the issuer, and its wholly owned subsidiary, Starbox Global, as the buyer, entered into a share purchase agreement (the “One Eighty Share Purchase Agreement”), with the then shareholders of One Eighty Holdings Ltd (the “One Eighty Shareholders”), as the sellers, with respect to One Eighty Holdings Ltd (“One Eighty Ltd”), as the target company.

Pursuant to the One Eighty Share Purchase Agreement, Starbox Global agreed to acquire 229,500,000 ordinary shares, par value US$0.0001 per share, of One Eighty Ltd (the “One Eighty Sale Shares”), representing 51% of the issued share capital in One Eighty Ltd, from the One Eighty Shareholders. In consideration of the sale of the One Eighty Sale Shares, Starbox Group agreed to issue to the One Eighty Shareholders, in proportion to the ordinary shares of One Eighty Ltd they sell, an aggregate of 17,510,000 ordinary shares, par value US$0.001125 per share, of Starbox Group with an aggregate value of $53,055,300 (the “One Eighty Consideration Shares”) in two tranches. 8,755,000 One Eighty Consideration Shares were issued to the One Eighty Shareholders on July 10, 2023 and the remaining 8,755,000 One Eighty Consideration Shares were issued on September 1, 2023.

On September 7, 2023, One Eighty Ltd incorporated Benefit Pointer Limited (“Benefit Pointer”) in the British Virgin Islands. Benefit Pointer does not have any operations as of the date of this report.

On September 7, 2023, Starbox International incorporated Irace Technology Limited (“Irace Technology”) in the British Virgin Islands. Irace Technology is engaged in software development, marketing, and licensing.

On October 26, 2023, the Company, as the issuer, and Starbox International, as the purchaser, entered into a share sale agreement (the “ProSeeds Share Sale Agreement”), with the three then shareholders of ProSeeds Limited (collectively, the “ProSeeds Shareholders”), as the sellers, with respect to ProSeeds Limited, a company incorporated in Seychelles (“ProSeeds”). Pursuant to the ProSeeds Share Sale Agreement, Starbox International agreed to acquire 100,000 shares of ProSeeds (the “ProSeeds Sale Shares”), representing 100% of the issued and paid-up share capital in ProSeeds, from the ProSeeds Shareholders for a consideration of US$12,000,000. In consideration for the sale of ProSeeds Sale Shares, the Company agreed to issue to the ProSeeds Shareholders, an aggregate of 12,000,000 ordinary shares of the Company. The 12,000,000 ordinary shares were issued on November 13, 2023 with a fair value of $3,780,000 at the share price of $0.315 per share.

On January 26, 2024, the Company, as the issuer, and Starbox International, as the purchaser, entered into a share sale agreement (the “Trade Router Share Sale Agreement”) with the four then shareholders of Trade Router Ltd. (collectively, the “Trade Router Shareholders”), as the sellers, with respect to Trade Router Ltd., a company incorporated in Seychelles (“Trade Router”). Pursuant to the Trade Router Share Sale Agreement, Starbox International agreed to acquire 100,000 shares of Trade Router (the “Trade Router Sale Shares”), representing 100% of the issued and paid-up share capital in Trade Router, from the Trade Router Shareholders for a consideration of US$2,000,000. In consideration for the sale of Trade Router Sale Shares, the Company agreed to issue to the Trade Router Shareholders, an aggregate of 8,000,000 ordinary shares of the Company. The 8,000,000 ordinary shares were issued on February 19, 2024 with a fair value of $2,728,000 at the share price of $0.341 per share.

On March 7, 2024, the Company, as the issuer, and Irace Technology, as the purchaser, entered into a share sale agreement (the “Carnegie Hill Share Sale Agreement”) with the four then shareholders of Carnegie Hill Limited (collectively, the “Carnegie Hill Shareholders”), as the sellers, with respect to Carnegie Hill Limited, a company incorporated in Seychelles (“Carnegie Hill”). Pursuant to the Carnegie Hill Share Sale Agreement, Irace Technology agreed to acquire 100,000 shares of Carnegie Hill, representing 100% of the issued and paid-up share capital in Carnegie Hill, from the Carnegie Hill Shareholders for a consideration of $5,400,000. In consideration for the sale of Carnegie Hill Sale Shares, the Company agreed to issue to the Carnegie Hill Shareholders, an aggregate of 18,000,000 ordinary shares of the Company. The 18,000,000 ordinary shares were issued on March 22, 2024 with a fair value of $5,166,000 at the share price of $0.287 per share.

ProSeeds, Trade Router, and Carnegie Hill have no operations but own a series of advanced multi-level marketing software, an Artificial Intelligent Generated Content (“AIGC”) system, and an Advanced Intelligent system. ProSeeds, Trade Router, and Carnegie Hill are not considered a business under ASC 805-10, because they do not have any process or system to create the output from the software system any of them owns. Since the assets acquired are not deemed to be a business, the Company accounts for the transactions as asset acquisitions in accordance with ASC 805-50. The assets acquired were measured based on their cost to the acquiring entities, which included consideration the acquiring entities transfer to the seller and direct transaction costs.

The consolidated financial statements of the Company as of March 31, 2024 include the following entities:

Entity	Date of Formation	Place of Incorporation	% of Ownership	Major business activities
Starbox Group	September 13, 2021	Cayman Islands	Parent	Investment holding

Starbox International	March 29, 2023	BVI	100%	Investment holding

Starbox Global	March 29, 2023	BVI	100%	Investment holding

Starbox Berhad	July 24, 2019	Malaysia	100%	Investment holding

StarboxGB	July 24, 2019	Malaysia	100%	Network marketing and facilitating online and offline transactions between retail merchants and retail shoppers through cash rebate programs offered by retail merchants, comprehensive marketing services, and software development

StarboxSB	July 23, 2019	Malaysia	100%	Providing digital advertising services to retail merchant customers, TV programming and broadcasting services, and software development

StarboxPB	May 21, 2019	Malaysia	100%	Providing secured payment solution services to retail merchant customers

Irace Technology	September 07, 2023	BVI	100%	Software development, marketing, and licensing

One Eighty Ltd	October 17, 2022	Cayman Islands	51%	Investment holding

One Eighty Holdings Sdn Bhd	October 14, 2022	Malaysia	51%	Investment holding

Benefit Pointer	September 7, 2023	BVI	51%	Software development, marketing, and licensing

180 Degrees Brandcom Sdn Bhd (“180 Degrees”)	March 28, 2013	Malaysia	51%	Providing digital marketing, advertising consulting, and design services

Media Elements Sdn Bhd (“Media Elements”)	October 4, 2002	Malaysia	51%	Providing online and offline advertisement, social media, and big data management services
Trade Router	May 26, 2021	Republic of Seychelles	100%	Software development
ProSeeds	October 8, 2021	Republic of Seychelles	100%	Software development
Carnegie Hill	August 18, 2023	Republic of Seychelles	100%	Software development